Land use rights	12 Months Ended
Dec. 31, 2011
Land use rights
Land use rights

6                                         Land use rights

Land use rights consist of the following items:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Land use rights:
- non-current portion	142,910	139,707	22,197
- current portion	3,197	3,197	508
Total land use rights	146,107	142,904	22,705

As of December 31, 2010, land use rights with carrying value of RMB34,011 were pledged to banks as collateral for long-term bank loans of RMB69,306.  No land use rights were pledged to banks as of December 31, 2011.